Results of Operations - Summary of Other Income (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Gain on sales of Property, plant & equipment	€ 1,070		€ 0
Total Other Income	2,123		1,781
Other Income [member]
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Grant income (RCA's)	464	€ 645
Grant income (Other)	334		804
R&D tax credit	106		329
Other	149		3
Total Other Income	€ 2,123		€ 1,781